Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY-VERSUS-PERFORMANCE DISCLOSURE
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the executive compensation actually paid to our named executive officers (“NEOs”) and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how we align executive compensation with our performance, please refer to the section entitled “Executive Compensation.”
Pay-Versus-Performance Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income(7) (in thousands)	Company- Selected Measure - Revenue(8) (in thousands)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$4,939,242	$3,723,202	$2,036,220	$1,551,529	$48.61	$85.92	($12,726)	$193,015
2022	$3,914,142	$1,934,488	$1,449,105	$552,405	$54.42	$82.14	$2,484	$164,036
2021	$4,818,502	($130,465)	$2,588,687	$126,586	$86.99	$91.40	$3,027	$127,950
(1)
The dollar amounts reported in column (b) represent the amount of total compensation reported for Wenbin Jiang, Ph.D., our Chief Executive Officer, for each covered year in the “Total” column of the Summary Compensation Table. Please refer to “Executive Compensation—Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “executive compensation actually paid” to Dr. Jiang, as computed in accordance with Item 402(v) of Regulation S-K for each covered year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Jiang during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Jiang’s total compensation for each year to determine the executive compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2023	$4,939,242	$4,000,000	$2,783,961	$3,723,202
2022	$3,914,142	$2,949,937	$970,283	$1,934,488
2021	$4,818,502	$4,250,000	($698,967)	($130,465)
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year. Please refer to “Executive Compensation—Summary Compensation Table.”

(b)
The equity award adjustments for each covered year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the covered year that are outstanding and unvested as of the end of the covered year; (ii) the amount equal to the change as of the end of the covered year (from the end of the prior year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the covered year; (iii) for equity awards that are granted and vest in same covered year, the fair value as of the vesting date; (iv) for equity awards granted in prior years that vest in the covered year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; and (v) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered year, a deduction for the amount equal to the fair value at the end of the prior year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$2,725,385	($243,959)	$495,494	($192,959)	—	—	$2,783,961
2022	$1,664,113	($920,384)	$575,505	($348,952)	—	—	$970,283
2021	—	($730,330)	—	$31,363	—	—	($698,967)
(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our NEOs as a group (excluding Dr. Jiang, who has served as our PEO since 2014) for each covered year in the “Total” column of the Summary Compensation Table for each such year. Please refer to “Executive Compensation—Summary Compensation Table.” The names of each named executive officer (excluding Dr. Jiang) included for purposes of calculating the average amounts of total compensation in each covered year are as follows: (i) for 2023, Ming Yan, Ph.D., our Chief Technology Officer, Valerie Barnett, our Chief Legal Officer and Corporate Secretary;

Patrik Jeanmonod, our Chief Financial Officer, and Allen Poirson, Ph.D., our Senior Vice President, Business and Corporate Development; (ii) for 2022, Ming Yan, Ph.D., our Chief Technology Officer, and Valerie Barnett, our Chief Legal Officer and Corporate Secretary; and (iii) for 2021, Ming Yan, Ph.D., our Chief Technology Officer, and Patrik Jeanmonod, our Chief Financial Officer.
(4)
The dollar amounts reported in column (e) represent the average amount of “executive compensation actually paid” to our NEOs as a group (excluding Dr. Jiang), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs as a group (excluding Dr. Jiang) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each year to determine the executive compensation actually paid, using the same methodology described above in Note 2(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards for Non-PEO NEOs	Average Equity Award Adjustments for Non-PEO NEOs(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,036,220	$1,462,500	$977,809	$1,551,529
2022	$1,449,105	$872,483	($24,217)	$552,405
2021	$2,588,687	$2,125,000	($337,071)	$126,586
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2023	$996,475	($110,740)	$181,155	($89,081)	—	—	$977,809
2022	$492,194	($485,224)	$170,198	($201,386)	—	—	($24,217)
2021	—	($418,573)	—	$81,502	—	—	($337,071)
(5)
Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. The dollar amounts reported represent the amount of net income reflected in our audited financial statements for each covered year.

(6)
Represents the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the same group of peer companies used to benchmark our executive compensation as discussed in the section entitled “Executive Compensation—Compensation Discussion and Analysis,” including:

10X Genomics, Inc.	Codexis, Inc.	NeoGenomics, Inc.
Accuray Incorporated	Enzo Biochem, Inc.	Nevro Corp.
Adaptive Biotechnologies Corporation	Standard BioTools Inc.	Pacific Biosciences of California, Inc.
AngioDynamics, Inc.	Harvard Bioscience, Inc.	Quanterix Corporation
AtriCure, Inc.	Inotiv, Inc.	Twist Bioscience Corporation
Axonics, Inc.	Invitae Corporation	Veracyte, Inc.
Berkeley Lights, Inc.	NanoString Technologies, Inc.
(7)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for each covered year.
(8)
While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our executive compensation program, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to Dr. Jiang and our other NEOs to our performance for the most recently completed year.

Company Selected Measure Name	revenue
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) represent the amount of total compensation reported for Wenbin Jiang, Ph.D., our Chief Executive Officer, for each covered year in the “Total” column of the Summary Compensation Table. Please refer to “Executive Compensation—Summary Compensation Table.”

(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our NEOs as a group (excluding Dr. Jiang, who has served as our PEO since 2014) for each covered year in the “Total” column of the Summary Compensation Table for each such year. Please refer to “Executive Compensation—Summary Compensation Table.” The names of each named executive officer (excluding Dr. Jiang) included for purposes of calculating the average amounts of total compensation in each covered year are as follows: (i) for 2023, Ming Yan, Ph.D., our Chief Technology Officer, Valerie Barnett, our Chief Legal Officer and Corporate Secretary;

Patrik Jeanmonod, our Chief Financial Officer, and Allen Poirson, Ph.D., our Senior Vice President, Business and Corporate Development; (ii) for 2022, Ming Yan, Ph.D., our Chief Technology Officer, and Valerie Barnett, our Chief Legal Officer and Corporate Secretary; and (iii) for 2021, Ming Yan, Ph.D., our Chief Technology Officer, and Patrik Jeanmonod, our Chief Financial Officer.

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the same group of peer companies used to benchmark our executive compensation as discussed in the section entitled “Executive Compensation—Compensation Discussion and Analysis,” including:

10X Genomics, Inc.	Codexis, Inc.	NeoGenomics, Inc.
Accuray Incorporated	Enzo Biochem, Inc.	Nevro Corp.
Adaptive Biotechnologies Corporation	Standard BioTools Inc.	Pacific Biosciences of California, Inc.
AngioDynamics, Inc.	Harvard Bioscience, Inc.	Quanterix Corporation
AtriCure, Inc.	Inotiv, Inc.	Twist Bioscience Corporation
Axonics, Inc.	Invitae Corporation	Veracyte, Inc.
Berkeley Lights, Inc.	NanoString Technologies, Inc.

PEO Total Compensation Amount	$ 4,939,242	$ 3,914,142	$ 4,818,502
PEO Actually Paid Compensation Amount	$ 3,723,202	1,934,488	(130,465)
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “executive compensation actually paid” to Dr. Jiang, as computed in accordance with Item 402(v) of Regulation S-K for each covered year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Jiang during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Jiang’s total compensation for each year to determine the executive compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2023	$4,939,242	$4,000,000	$2,783,961	$3,723,202
2022	$3,914,142	$2,949,937	$970,283	$1,934,488
2021	$4,818,502	$4,250,000	($698,967)	($130,465)
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year. Please refer to “Executive Compensation—Summary Compensation Table.”

(b)
The equity award adjustments for each covered year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the covered year that are outstanding and unvested as of the end of the covered year; (ii) the amount equal to the change as of the end of the covered year (from the end of the prior year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the covered year; (iii) for equity awards that are granted and vest in same covered year, the fair value as of the vesting date; (iv) for equity awards granted in prior years that vest in the covered year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; and (v) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered year, a deduction for the amount equal to the fair value at the end of the prior year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$2,725,385	($243,959)	$495,494	($192,959)	—	—	$2,783,961
2022	$1,664,113	($920,384)	$575,505	($348,952)	—	—	$970,283
2021	—	($730,330)	—	$31,363	—	—	($698,967)

Non-PEO NEO Average Total Compensation Amount	$ 2,036,220	1,449,105	2,588,687
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,551,529	552,405	126,586
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “executive compensation actually paid” to our NEOs as a group (excluding Dr. Jiang), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs as a group (excluding Dr. Jiang) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each year to determine the executive compensation actually paid, using the same methodology described above in Note 2(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards for Non-PEO NEOs	Average Equity Award Adjustments for Non-PEO NEOs(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,036,220	$1,462,500	$977,809	$1,551,529
2022	$1,449,105	$872,483	($24,217)	$552,405
2021	$2,588,687	$2,125,000	($337,071)	$126,586
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2023	$996,475	($110,740)	$181,155	($89,081)	—	—	$977,809
2022	$492,194	($485,224)	$170,198	($201,386)	—	—	($24,217)
2021	—	($418,573)	—	$81,502	—	—	($337,071)

Compensation Actually Paid vs. Total Shareholder Return
Analysis of Information Presented in Pay-Versus-Performance Table
As described in more detail in the section entitled “Executive Compensation,” our executive compensation program reflects a variable “pay-for-performance” philosophy. While we generally seek to prioritize long-term performance as our primary incentive for Dr. Jiang and our other NEOs, we do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between the information presented in the Pay-Versus-Performance table.
Compensation Actually Paid and Company/Peer Group Total Shareholder Return
As demonstrated by the following graph, the amount of compensation actually paid to Dr. Jiang and the average amount of compensation actually paid to our other NEOs as a group (except Dr. Jiang) increased in 2023, while total shareholder return declined during the period. This was largely due to (a) upward adjustments to executive compensation in 2023 to be competitive with our peer group companies to meet the objectives of our executive compensation program, including ensuring that we attract, hire and retain talented and experienced executive officers who are motivated to achieve or exceed our corporate goals, and (b) a significant portion of the compensation actually paid to Dr. Jiang and our other NEOs being comprised of equity awards, including equity awards granted in prior years, that vested and were accounted for within the definition of “executive compensation actually paid” as presented in the Pay-Versus-Performance table. Please see the section entitled “Executive Compensation” for additional information regarding our executive compensation program, including long-term equity incentive awards for our NEOs.

Compensation Actually Paid vs. Net Income
Analysis of Information Presented in Pay-Versus-Performance Table
As described in more detail in the section entitled “Executive Compensation,” our executive compensation program reflects a variable “pay-for-performance” philosophy. While we generally seek to prioritize long-term performance as our primary incentive for Dr. Jiang and our other NEOs, we do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between the information presented in the Pay-Versus-Performance table.
Compensation Actually Paid and Net Income
As reflected in the following graph, the amount of compensation actually paid to Dr. Jiang and the average amount of compensation actually paid to our other NEOs as a group (except Dr. Jiang) increased in 2023, while our net income declined for that period. This was largely due to (a) upward adjustments to executive compensation in 2023 to be competitive with our peer group companies to meet the objectives of our executive compensation program, including ensuring that we attract, hire and retain talented and experienced executive officers who are motivated to achieve or exceed our corporate goals, (b) a significant portion of the compensation actually paid to Dr. Jiang and our other NEOs being comprised of equity awards, including equity awards granted in prior years, that vested and were accounted for within the definition of “executive compensation actually paid” as presented in the Pay-Versus-Performance table, and (c) a decline in our net income primarily due to expenses driven by an increase in headcount and salaries, particularly in connection with our acquisition of the flow cytometry and imaging business from Luminex Corporation in February 2023, and efforts in research and development and marketing initiatives. Please see the section entitled “Executive Compensation” for additional information regarding our executive compensation program, including long-term equity incentive awards for our NEOs.

Compensation Actually Paid vs. Company Selected Measure
Analysis of Information Presented in Pay-Versus-Performance Table
As described in more detail in the section entitled “Executive Compensation,” our executive compensation program reflects a variable “pay-for-performance” philosophy. While we generally seek to prioritize long-term performance as our primary incentive for Dr. Jiang and our other NEOs, we do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between the information presented in the Pay-Versus-Performance table.
Compensation Actually Paid and Revenue
As demonstrated by the following graph, the amount of compensation actually paid to Dr. Jiang and the average amount of compensation actually paid to our other NEOs as a group (except Dr. Jiang) is generally aligned with our revenue growth over the period presented in the Pay-Versus-Performance table. While we use various financial and non-financial performance measures for the purpose of evaluating the effectiveness of our executive compensation program, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the Pay-Versus-Performance table) used by us to link compensation actually paid to Dr. Jiang and our other NEOs for the most recently completed year, to our financial performance. We use revenue when setting goals in our cash incentive bonus plan. Please see the section entitled “Executive Compensation—Compensation Discussion and Analysis” for additional information regarding our executive compensation program, including our cash incentive bonus plan.
All information provided above under the “Pay-Versus-Performance Disclosure” heading will not be deemed to be incorporated by reference in any filing of the Company under the Securities Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Total Shareholder Return Vs Peer Group
Analysis of Information Presented in Pay-Versus-Performance Table
As described in more detail in the section entitled “Executive Compensation,” our executive compensation program reflects a variable “pay-for-performance” philosophy. While we generally seek to prioritize long-term performance as our primary incentive for Dr. Jiang and our other NEOs, we do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between the information presented in the Pay-Versus-Performance table.
Compensation Actually Paid and Company/Peer Group Total Shareholder Return
As demonstrated by the following graph, the amount of compensation actually paid to Dr. Jiang and the average amount of compensation actually paid to our other NEOs as a group (except Dr. Jiang) increased in 2023, while total shareholder return declined during the period. This was largely due to (a) upward adjustments to executive compensation in 2023 to be competitive with our peer group companies to meet the objectives of our executive compensation program, including ensuring that we attract, hire and retain talented and experienced executive officers who are motivated to achieve or exceed our corporate goals, and (b) a significant portion of the compensation actually paid to Dr. Jiang and our other NEOs being comprised of equity awards, including equity awards granted in prior years, that vested and were accounted for within the definition of “executive compensation actually paid” as presented in the Pay-Versus-Performance table. Please see the section entitled “Executive Compensation” for additional information regarding our executive compensation program, including long-term equity incentive awards for our NEOs.

Tabular List, Table
Financial Performance Measures
For the most recently completed fiscal year, the financial performance measures used by us to link our performance to executive compensation actually paid to our CEO and other NEOs include:
Revenue
Adjusted EBITDA(1)
(1)
We define adjusted EBITDA as net income adjusted for depreciation and amortization, provision (benefit) for tax, interest income and expense, foreign currency exchange loss, stock-based compensation and acquisition related expenses.

Total Shareholder Return Amount	$ 48.61	54.42	86.99
Peer Group Total Shareholder Return Amount	85.92	82.14	91.4
Net Income (Loss)	$ (12,726,000)	$ 2,484,000	$ 3,027,000
Company Selected Measure Amount	193,015,000	164,036,000	127,950,000
PEO Name	Wenbin Jiang, Ph.D	Wenbin Jiang, Ph.D	Wenbin Jiang, Ph.D
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,000,000)	$ (2,949,937)	$ (4,250,000)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,783,961	970,283	(698,967)
PEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,725,385	1,664,113	0
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(243,959)	(920,384)	(730,330)
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	495,494	575,505	0
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(192,959)	(348,952)	31,363
PEO | Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,462,500)	(872,483)	(2,125,000)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	977,809	(24,217)	(337,071)
Non-PEO NEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	996,475	492,194	0
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(110,740)	(485,224)	(418,573)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	181,155	170,198	0
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(89,081)	(201,386)	81,502
Non-PEO NEO | Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0